UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01639

Engex, Inc.

(Exact name of registrant as specified in charter)

44 Wall Street, New York, NY 10005

(Address of Principal Executive Office) (Zip Code)

CT Corporation, 111 Eighth Avenue, New York, NY 10011

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 495-4200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1. Proxy Voting Record

ENZO BIOCHEM, INC.

Ticker:	ENZ	Security ID: 294100102
Meeting Date:	January 17, 2013

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of Directors	For	For	Issuer
2	To approve, in a nonbinding advisory vote, the compensation of the Company’s named executive officers.	For	For	Issuer
3	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the Company’s fiscal year ending July 31, 2013.	For	For	Issuer
4	To transact such other business as may properly come before the annual meeting or any adjournments or postponements thereof.	For	For	Issuer

MIMEDX GROUP INC.

Ticker:	MDXG	Security ID: 602496101
Meeting Date:	May 9, 2013

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of directors	For	For	Issuer
2	Proposal to approve amendment to the company’s assumed 2006 stock incentive plan.	For	For	Issuer
3	Proposal to ratify the appointment of Cherry, Bekaert & Holland as independent registered public accounting firm for current fiscal year.	For	For	Issuer
4	Advisory vote to approve executive compensation of named executive officers	For	For	Issuer
5	Advisory vote for the frequency of shareholder votes on executive compensation	1 year	For	Issuer

MIMEDX GROUP INC.

Ticker:	MDXG	Security ID: 602496101
Meeting Date:	October 31, 2012

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of directors	For	For	Issuer
2	Proposal to approve an amendment to the company’s Articles of Incorporation to increase the number of authorized shares of the Company’s capital stock from 115,000,000 shares to 135,000,000 shares, and to increase the number of shares designated as common stock from 110,000,000 shares ($.001 par value) to 130,000,000 shares ($.001 par value).	For	For	Issuer
3	Proposal to approve an amendment to the Company’s Assumed 2006 Stock Incentive Plan.	For	For	Issuer
4	To ratify the appointment of Cherry, Bekaert & Holland L.L.P. for the current fiscal year	For	For	Issuer

MRI INTERVENTIONS INC. (formerly, SURGIVISION, INC.)

Ticker:	MRIC	Security ID: 55347P100
Meeting Date:	June 13, 2013

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of directors	For	For	Issuer
2	Ratification of the appointment of Cherry Bekaert LLP as MRI Interventions’ independent registered public accounting firm for fiscal year ending December 31, 2013.	For	For	Issuer
3	Approval of the MRI Interventions, Inc. 2013 Incentive Compensation Plan.	For	For	Issuer

SIGNATURE/S

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENGEX, INC.

By:	/s/ J. Morton Davis

Title:	Chairman

DATE:	July 8, 2013